Earnings (Losses) Per Common Share (Tables)	12 Months Ended
Dec. 31, 2022
Earnings Per Share [Abstract]
Schedule of Basic and Diluted Losses Per Common Share
Basic and diluted losses per common share are calculated as follows:

	Year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Numerator:
Net loss attributable to ATA Creativity Global	(92,198,032)	(33,649,593)	(47,892,909)
Redeemable non-controlling interest redemption value accretion	(6,184,572)	(2,283,089)	—
Net loss available to common shareholders	(98,382,604)	(35,932,682)	(47,892,909)
Denominator:
Denominator for basic loss per share:
Weighted average common shares outstanding	62,660,037	62,748,095	62,753,840
Denominator for diluted loss per share	62,660,037	62,748,095	62,753,840
Basic loss per common share attributable to ATA Creativity Global	(1.57)	(0.57)	(0.76)
Diluted loss per common share attributable to ATA Creativity Global	(1.57)	(0.57)	(0.76)

Summary of Potential Common Shares Outstanding Excluded From the Calculation of Diluted Earnings (Loss) Per Share
The following table summarizes potential common shares outstanding excluded from the calculation of diluted losses per share for the year ended December 31, 2020, 2021 and 2022, because their effect is anti-dilutive:

	Year ended December 31,
	2020	2021	2022
Shares issuable under restricted shares and share options	827,198	826,832	1,674,492